PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Land, building, plant & equipment	Operating mine mineral interests (iii)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2020	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Additions	68.7	187.4	17.8	273.9
Reclassifications, transfers and other non-cash movements (i)	19.4	40.1	681.6	741.1
Reclassified as held for sale and disposals	(44.6)	—	(63.5)	(108.1)
At December 31, 2020	$1,912.5	$7,294.0	$3,475.1	$12,681.6
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2020	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
DDA	(139.7)	(264.0)	—	(403.7)
Impairment and impairment reversal (ii)	(114.0)	305.0	—	191.0
Disposals	37.7	—	—	37.7
At December 31, 2020	$(1,258.7)	$(3,965.4)	$(772.7)	$(5,996.8)
Carrying amount, December 31, 2020	$653.8	$3,328.7	$2,702.4	$6,684.8

Amounts included above as at December 31, 2020
Assets not being depreciated	$—	$655.8	$2,702.4	$3,358.2

	Land, building, plant & equipment	Operating mine mineral interests (iii)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2019	$2,354.5	$7,370.6	$2,809.7	$12,534.8
Additions	78.4	222.4	32.9	333.7
Reclassification, transfers and other non-cash movements (iii)	75.8	11.4	(0.7)	86.5
Reclassified as held for sale and disposals	(639.8)	(537.8)	(2.7)	(1,180.3)
At December 31, 2019	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2019	$(1,254.4)	$(3,811.2)	$(772.8)	$(5,838.4)
DDA	(155.1)	(314.9)	—	(470.0)
Disposals	366.8	119.8	—	486.6
At December 31, 2019	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
Carrying amount, December 31, 2019	$826.3	$3,060.2	$2,066.4	$5,952.9

Amounts included above as at December 31, 2019
Assets under construction	$—	$86.4	$—	$86.4
Assets not being depreciated	$—	$752.6	$2,066.4	$2,819.0
(i) Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29. Includes non-cash additions acquired as part of the MARA transaction in 2020. Refer to Note 6 for additional details.
(ii)During the year ended December 31, 2020, the Company recognized an impairment charge totalling $369.0 million related to Cerro Moro and an impairment reversal of $560.0 million related to El Peñón. Refer to Note 13 for additional details.
(iii)At December 31, 2020, $509.6 million of E&E assets related to assets in production were included in operating mine mineral interests (December 31, 2019 - $527.7 million). During the year ended December 31, 2020, the Company impaired $15.0 million of such E&E costs at Cerro Moro, and during the year ended December 31, 2019 the company disposed of $63.9 million of such E&E costs related to the Chapada divestment.